FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
As of December 31, 2019			accounted
		accounted	through other
	Amortized	through profit	comprehensive
	cost	or loss	Income	Total
Assets
Cash and cash equivalents (1)	2,421	23,161	—	25,582
Investments	1,066	360	—	1,426
Trade receivables	17,048	—	—	17,048
Other receivables (2)	1,409	163	—	1,572
Total	21,944	23,684	—	45,628

Liabilities
Trade payables	34,318	—	—	34,318
Financial debt	151,621	242	133	151,996
Salaries and social security payables	10,802	—	—	10,802
Leases liabilities	6,311	—	—	6,311
Other liabilities and dividends payables (2)	291	—	—	291
Total	203,343	242	133	203,718
(1)	Includes 1,718 as of December 31, 2019, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

		Fair value
As of December 31, 2018		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
	cost	loss	Income	Total
Assets
Cash and cash equivalents (1)	10,509	92	—	10,601
Investments	8,107	1,121	—	9,228
Trade receivables	26,884	—	—	26,884
Other receivables (2)	2,002	1,011	213	3,226
Total	47,502	2,224	213	49,939

Liabilities
Trade payables	36,034	—	—	36,034
Financial debt	121,858	154	—	122,012
Salaries and social security payables	9,684	—	—	9,684
Other liabilities and dividends payables (2)	535	—	—	535
Total	168,111	154	—	168,265
(1)	Includes 2,889 as of December 31, 2018, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2019

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	7,421	654
Financial liabilities at amortized cost	(19,848)	(13,701)
Financial assets at fair value through profit or loss	2,600	966
Financial liabilities at amortized cost through profit or loss	(1,190)	—
Total	(11,017)	(12,081)

Gains and losses by category – Year 2018

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	11,782	2,972
Financial liabilities at amortized cost	(63,332)	(9,594)
Financial assets at fair value through profit or loss	3,406	1,538
Financial liabilities at fair value through profit or loss	(352)	—
Total	(48,496)	(5,084)

Schedule of offsetting of financial assets and financial liabilities

	As of December 31, 2019
		Other		Other
	Trade	receivables	Trade	liabilities
	receivables	(1)	payables	(1)
Current and noncurrent assets (liabilities) - Gross value	17,208	1,623	(34,478)	(342)
Offsetting	(160)	(51)	160	51
Current and noncurrent assets (liabilities) – Booked value	17,048	1,572	(34,318)	(291)

	As of December 31, 2018
		Other		Other
	Trade	receivables	Trade	liabilities
	receivables	(1)	payables	(1)
Current and noncurrent assets (liabilities) - Gross value	28,809	3,274	(37,959)	(583)
Offsetting	(1,925)	(48)	1,925	48
Current and noncurrent assets (liabilities) – Booked value	26,884	3,226	(36,034)	(535)

(1)Includes financial assets and financial liabilities according to IFRS 7.